Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 213	$ 21
Deferred	2,891	1,154
Total income tax expense	$ 3,104	$ 1,175